Other accounts receivable, net - Movement in the allowance for doubtful accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other accounts receivable, net
Balance as of beginning of the year	$ (17,809)	$ (19,317)	$ (24,612)
Write-offs	17,126	6,228	14,459
Increase in allowance	(10,621)	(4,720)	(9,164)
Balance as of end of the year	$ (11,304)	$ (17,809)	$ (19,317)